Interests in associates and joint venture entities (Tables)	6 Months Ended
Dec. 31, 2018
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Summary of Major Shareholdings in Associates and Joint Venture Entities, Including their Profit/(Loss)

The Group’s major shareholdings in associates and joint venture entities, including their profit/(loss), are listed below:

	Ownership interest at the Group’s reporting date(1)			Profit/(loss) from equity accounted investments, related impairments and expenses
	31 Dec 2018%	31 Dec 2017%	30 June 2018%	Half year ended 31 Dec 2018 US$M	Half year ended 31 Dec 2017 US$M	Year ended 30 June 2018 US$M
Share of operating profit/(loss) of equity accounted investments:
Cerrejón	33.33	33.33	33.33	85	87	192
Compañia Minera Antamina SA	33.75	33.75	33.75	199	282	544
Samarco Mineração SA(2)	50.00	50.00	50.00	(47)	(50)	(80)
Other				(51)	(19)	(80)

Share of operating profit of equity accounted investments				186	300	576

Samarco dam failure provision expense(2)				(70)	(87)	(429)

Profit from equity accounted investments, related impairments and expenses				116	213	147

(1)	The ownership interest at the Group’s and the associates and joint venture entities’ reporting dates are the same.
(2)	Refer to note 12 Significant events – Samarco dam failure for further information.